Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Redeemable Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Treasury Stock	Total
Balance at beginning at Dec. 31, 2017	$ 8,670	$ 4	$ 8,889	$ (8,247)		$ (1,500)	$ (854)
Balance at beginning (in shares) at Dec. 31, 2017	1,220,851	3,869,118				(152,592)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(6,560)			(6,560)
Accrued dividends on redeemable convertible preferred stock			(1,014)				(1,014)
Stock-based compensation expense			151				151
Balance at ending at Dec. 31, 2018	$ 8,670	$ 4	8,026	(14,807)		$ (1,500)	(8,277)
Balance at ending (in shares) at Dec. 31, 2018	1,220,851	3,869,118				(152,592)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(12,678)			(12,678)
Redeemable convertible preferred stock issuance	$ 8,890
Redeemable convertible preferred stock issuance (in shares)	813,900
Accrued dividends on redeemable convertible preferred stock			(1,579)				(1,579)
Stock-based compensation expense			113				113
Balance at ending at Dec. 31, 2019	$ 17,560	$ 4	6,560	(27,485)		$ (1,500)	(22,421)
Balance at ending (in shares) at Dec. 31, 2019	2,034,751	3,869,118				(152,592)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(6,552)			(6,552)
Other comprehensive income, net of tax					$ 15		15
Accrued dividends on redeemable convertible preferred stock			(1,884)				(1,884)
Stock-based compensation expense			45				45
Balance at ending at Dec. 31, 2020	$ 17,560	$ 4	$ 4,721	$ (34,037)	$ 15	$ (1,500)	$ (30,797)
Balance at ending (in shares) at Dec. 31, 2020	2,034,751	3,869,118				(152,592)